Basis of preparation and material accounting policies - Estimated economic useful lives for premises and equipment except for land (Details)	12 Months Ended
Dec. 31, 2024
Buildings used for business purpose
Disclosure of property plant and equipment [Line Items]
Useful life for property plant and equipment	26 to 57 years
Structures in leased office
Disclosure of property plant and equipment [Line Items]
Useful life for property plant and equipment	4 to 5 years
Properties for business purpose
Disclosure of property plant and equipment [Line Items]
Useful life for property plant and equipment	4 to 7 years